Net cash flow from operating activities (Tables)	12 Months Ended
Dec. 31, 2020
Net cash flow from operating activities [abstract]
Summary of cash flow from operating activities
Cash flows from operating activities
		2020	2019	2018
Cash flows from operating activities
Result before tax		3,399	5,653	6,986
Adjusted for:	- Depreciation and amortisation	829	789	520
	- Addition to loan loss provisions	2,675	1,120	656
	- Other non-cash items included in result before tax	1,671	1,213	-1,763
Taxation paid		-1,734	-2,345	-1,602
Changes in:	– Loans and advances to banks, not available on demand	10,033	-1,338	-777
	– Deposits from banks, not payable on demand	43,044	-2,574	566
	Net change in loans and advances to/ from banks, not available/ payable on demand	53,078	-3,911	-211
	– Trading assets	-2,101	605	16,928
	– Trading liabilities	4,667	-3,173	-7,018
	Net change in Trading assets and Trading liabilities	2,566	-2,568	9,910
	Loans and advances to customers	2,876	-16,687	-31,356
	Customer deposits	39,740	18,040	19,709
	– Non–trading derivatives	-1,440	1,072	-215
	– Assets designated at fair value through profit or loss	-1,369	-7	-725
	– Assets mandatorily at fair value through profit or loss	-1,963	23,343	-6,968
	– Other assets	1,082	1,363	684
	– Other financial liabilities at fair value through profit or loss	1,189	-12,235	10,522
	– Provisions and other liabilities	-1,355	-1,784	769
	Other	-3,856	11,752	4,067
Net cash flow from/(used in) operating activities		101,243	13,055	6,915